Financial instruments (Details 1) - Level 3 - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 423	$ 362
Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	634	637
Current portion of contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	293	1,925
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	65	335
Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	591	1,132
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 40	$ 51